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                      AMERICAN CENTURY VARIABLE PORTFOLIOS
                                 Annual Report

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VP Prime

December 31, 2001

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Statement of Assets and Liabilities
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DECEMBER 31, 2001

ASSETS

Investment security ($100,000 principal amount, U.S. Treasury
Bills, 1.63%, 1/17/02)(1), at value (amortized cost and cost
for federal income tax purposes) ...............................    $     99,928

Cash ...........................................................           3,522
                                                                    ------------
                                                                         103,450
                                                                    ------------
LIABILITIES

Dividends payable ..............................................           3,450
                                                                    ------------

Net Assets .....................................................    $    100,000
                                                                    ============

CAPITAL SHARES, $0.01 PAR VALUE

Authorized
                                                                     100,000,000
                                                                    ============

Outstanding ....................................................         100,000
                                                                    ============

Net Asset Value Per Share ......................................    $       1.00
                                                                    ============
NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus) ........................    $    100,000
                                                                    ============

(1) The rate for the U.S. Treasury Bill is the yield to maturity at purchase.

See Notes to Financial Statements

See Glossary for a Definition of the Table          www.americancentury.com    3

Statement of Operations
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YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME

Income:

Interest ........................................................      $3,450
                                                                   -------------

Expenses (Note 2):

Management fees .................................................         591

Amount waived ...................................................        (591)
                                                                   -------------

Net expenses ....................................................         --
                                                                   -------------

Net investment income ...........................................      $3,450
                                                                   =============

                                               See Notes to Financial Statements

4   1-800-345-6488                    See Glossary for a Definition of the Table

Statement of Changes in Net Assets
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YEAR ENDED DECEMBER 31, 2001

Increase in Net Assets                                                   2001
----------------------                                                   ----

OPERATIONS

Net investment income ...........................................    $   3,450
                                                                   -------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income ......................................       (3,450)
                                                                   -------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold .......................................      100,000
                                                                   -------------

Net increase in net assets ......................................      100,000

NET ASSETS

Beginning of period .............................................           --
                                                                   -------------
End of period ...................................................     $100,000
                                                                   =============

TRANSACTIONS IN SHARES OF THE FUND

Sold ............................................................      100,000
                                                                   =============

See Notes to Financial Statements

See Glossary for a Definition of the Table        www.americancentury.com     5

Notes to Financial Statements
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DECEMBER 31, 2001
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1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Variable Portfolios II, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. VP Prime Money Market Fund
(the fund) is the only fund issued by the corporation. The fund is diversified under  the 1940 Act. The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. On December 26, 2000, the corporation sold 100,000 shares of the fund to American Century Investment
Management, Inc. (ACIM) and such shares' registration with the Securities  and
Exchange Commission became effective May 1, 2001. The  following significant accounting policies are in accordance with accounting principles generally accepted in the United States  of America. These policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

    INCOME TAX STATUS -- It is the fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS -- Distributions from net investment income are declared daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

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2. FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of  the directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is calculated daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of  all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2570% to
0.3700% and the rates for the Complex Fee range from 0.2900% to 0.3100%. The management fee has been voluntarily waived by ACIM through December 31, 2001.
The management fee will continue to be waived until the fund begins investment operations.

    RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc., the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc.,  and the corporation's transfer agent, American Century Services
Corporation.

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VP Prime--Financial Highlights
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            FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR ENDED DECEMBER 31, 2001

                                                                         2001
                                                                         ----

PER-SHARE DATA

Net Asset Value, Beginning of Period .................................   $1.00
                                                                       ---------
Income From Investment Operations

  Net Investment Income ..............................................    0.03
                                                                       ---------
Distributions

  From Net Investment Income .........................................   (0.03)
                                                                       ---------
Net Asset Value, End of Period .......................................   $1.00
                                                                       =========
  Total Return(1) ....................................................    3.45%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .................... 0.00%(2)

Ratio of Net Investment Income to Average Net Assets ................. 3.45%(2)

Net Assets, End of Period (in thousands) .............................     $100

(1) Total return assumes reinvestment of dividends and capital gains distributions, if any.

(2) ACIM voluntarily waived the management fee of the fund through December 31,
    2001. Had the fees not been waived, the annualized ratio of operating expenses to average net assets would have been 0.59% and the annualized ratio of net investment income to average net assets would have been 2.86%.

See Notes to Financial Statements

See Glossary for a Definition of the Table        www.americancentury.com     7

Independent Auditors' Report
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To the Directors of the American Century Variable Portfolios II, Inc.:

  In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century VP Prime Money Market Fund (hereafter referred to as the
"Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the financial highlights for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by  correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 8, 2002

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[back cover]

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Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

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0112                                American Century Investment Services, Inc.
SH-ANN-28826                        (c)2001 American Century Services Corporation

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P.O. BOX 419385
KANSAS CITY, MISSOURI 64141-6385

WWW.AMERICANCENTURY.COM

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES
1-800-345-6488

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.